Average Annual Total Returns{- Franklin Pennsylvania Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Pennsylvania Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	0.30%	2.20%	3.54%	0.30%	2.20%	3.54%	1.23%	2.45%	3.59%	0.41%	2.28%	3.56%	2.74%	2.48%	3.38%	4.39%		3.48%	[1]	4.36%	3.16%	4.06%	5.21%	3.91%	4.63%

[1]	1. Since inception August 1, 2017.